Financial Instrument - Risk Management and Fair Value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 238,792	$ 331,687	$ 204,715	$ 221,443
Short-term investments	705,108	483,002	480,233
Account receivable	118,085	116,100
Long-term investments	65,953	953	$ 861
Debt	1,174,581	1,184,132
Account payable	129,434	112,857
Derivative financial liabilities		2,801
Financial Assets at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	238,792	331,687
Short-term investments	705,108	483,002
Account receivable	118,085	116,100
Long-term investments	65,953	953
Fuel derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		2,801
Financial Liabilities at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Debt	1,053,070	1,062,952
Account payable	$ 129,434	112,857
Financial Liabilities at Fair Value, Class [Member] | Fuel derivative instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		$ 2,801